Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 430,809	$ 537,014	$ 77,467
Acquisition through business combination			525,791
Additions	129,868	81,959	100,097
Depreciation expenses	(164,816)	(149,886)	(159,993)
Disposals	(1,897)	(14,028)	(1,131)
Impairment	(28,459)
Reclassifications
Exchange difference	6,642	(24,250)	(5,217)
Ending balance	372,147	430,809	537,014
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	286,896	343,658	61,982
Acquisition through business combination			306,218
Additions	73,680	81,959	88,490
Depreciation expenses	(123,628)	(117,405)	(109,797)
Disposals	(1,897)	(14,028)	(974)
Impairment	(28,459)
Reclassifications
Exchange difference	5,298	(7,288)	(2,261)
Ending balance	211,890	286,896	343,658
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	136,188	178,874	15,485
Acquisition through business combination			219,573
Additions	56,188
Depreciation expenses	(38,864)	(26,523)	(47,763)
Disposals			(157)
Reclassifications			(5,090)
Exchange difference	989	(16,163)	(3,174)
Ending balance	154,501	136,188	178,874
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,725	14,482
Acquisition through business combination
Additions			11,607
Depreciation expenses	(2,324)	(5,958)	(2,433)
Disposals
Reclassifications			5,090
Exchange difference	355	(799)	218
Ending balance	5,756	7,725	14,482
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,570,502	1,643,119	282,076
Ending balance	1,686,308	1,570,502	1,643,119
Cost [Member] | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,013,437	1,030,893	109,955
Ending balance	1,070,649	1,013,437	1,030,893
Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	469,116	518,320	89,005
Ending balance	523,904	469,116	518,320
Cost [Member] | Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,949	93,906	83,116
Ending balance	91,755	87,949	93,906
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,139,693)	(1,106,105)	(204,609)
Ending balance	(1,285,702)	(1,139,693)	(1,106,105)
Accumulated Depreciation [Member] | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(726,541)	(687,235)	(47,973)
Ending balance	(830,300)	(726,541)	(687,235)
Accumulated Depreciation [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(332,928)	(339,446)	(73,520)
Ending balance	(369,403)	(332,928)	(339,446)
Accumulated Depreciation [Member] | Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(80,224)	(79,424)	(83,116)
Ending balance	(85,999)	$ (80,224)	$ (79,424)
Accumulated Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	(28,459)
Accumulated Impairment [Member] | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	$ (28,459)